March 5, 2002



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:  OCC CASH RESERVES -- FILE NO. 33-29070

Ladies and Gentlemen:

         Accompanying this letter for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a supplement to the Prospectuses dated March 31, 2001 of OCC Cash Reserves, Inc., an investment company with five separate series. The supplement is applicable to the prospectuses for shareholders purchasing directly from the Fund and for sweep-account customers of CIBC World Markets, and for the prospectus for customers of Unified Management Corporation.

                                                Very truly yours,



                                                /s/
                                                Michael B. Zuckerman
                                                Secretary




MZ:hfs

Enclosures

cc:      Brian Shlissel

                             OCC CASH RESERVES, INC.

                         SUPPLEMENT DATED MARCH 5, 2002,
                     TO THE PROSPECTUS DATED MARCH 30, 2001


                           GENERAL MUNICIPAL PORTFOLIO
                         CALIFORNIA MUNICIPAL PORTFOLIO
                          NEW YORK MUNICIPAL PORTFOLIO



         In addition to the contractual fee waiver that is currently in effect, OpCap Advisors LLC, the adviser to OCC Cash Reserves, Inc., currently intends to waive 50 basis points (.50% of average daily net assets) from its management fee on the New York Municipal Portfolio and 25 basis points (.25% of average daily net assets) from its management fees on the General Municipal Portfolio and the California Municipal Portfolio. This waiver, which is effective immediately, may be terminated by OpCap Advisors LLC at any time without notice. When the voluntary fee waivers are in effect, the yield on the portfolios will be higher than it would have been in the absence of the waivers.

         This prospectus supplement supercedes the supplement that was filed with the U.S. Securities and Exchange Commission on January 16, 2002.












File No. 811-05731